Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related parties
Summary of remuneration package of the members of key management personnel

	Year ended December 31,
	2018	2017	2016
Remuneration of key management personnel:
Euro, in thousands (except for the number of warrants)
Short-term benefits (1)
Executive committee members as a group	€4,702	€3,694	€3,124
Raj Parekh (2)	92	91	73
Harrold van Barlingen (3)	15	45	47
Howard Rowe	53	45	50
Werner Cautreels	48	55	56
Katrine Bosley	45	45	45
Christine Mummery	40	41	43
Mary Kerr (4)	46	41	18
Post-employment benefits (5)	305	248	228
Total benefits excluding warrants	€5,346	€4,305	€3,683
Number of warrants granted in the year
Executive committee members as a group	350,000	475,000	515,000
Raj Parekh (2)	15,000	15,000	30,000
Harrold van Barlingen (3)		7,500	15,000
Howard Rowe	7,500	7,500	15,000
Werner Cautreels	7,500	7,500	15,000
Katrine Bosley	7,500	7,500	15,000
Christine Mummery	7,500	7,500	15,000
Mary Kerr (4)	7,500	7,500	—
Total number of warrants granted in the year	402,500	535,000	620,000
Total cost of warrants granted in the year	€15,507	€15,699	€11,332

(1)      Includes for executive committee members: salaries, employer social security contributions, other short-term benefits; includes for board members: board fees, other short-term benefits.

(2)      During the first four months of 2016, Dr. Parekh did not receive remuneration for his director’s mandate, but was compensated through a consultancy agreement only (consultancy fee of €20 thousand in 2016).

(3)       Dr. Van Barlingen’s mandate ended on April 24, 2018.

 (4)    Dr. Kerr joined the board on July 26, 2016.

(5)      Only executive committee members are granted post-employment benefits.